CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 1,702,310	$ 1,611,026
Bank deposits with original maturities over three months	210,840	724,736
Restricted cash	39,152	317,118
Accounts receivable, net	225,438	271,627
Amounts due from affiliated companies	1,103	1,175
Deferred tax assets	0	19
Inventories	32,600	33,074
Prepaid expenses and other current assets	68,111	61,386
Total current assets	2,279,554	3,020,161
PROPERTY AND EQUIPMENT, NET	5,655,823	5,760,229
GAMING SUBCONCESSION, NET	313,320	370,557
INTANGIBLE ASSETS	4,220	4,220
GOODWILL	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	194,911	192,012
RESTRICTED CASH	130	0
DEFERRED TAX ASSETS	152	83
LAND USE RIGHTS, NET	810,316	833,132
TOTAL ASSETS	9,340,341	10,262,309
CURRENT LIABILITIES
Accounts payable	17,434	15,588
Accrued expenses and other current liabilities	1,369,943	1,056,850
Income tax payable	7,422	3,487
Capital lease obligations, due within one year	30,730	29,792
Current portion of long-term debt, net	50,583	102,836
Amounts due to affiliated companies	3,028	2,464
Total current liabilities	1,479,140	1,211,017
LONG-TERM DEBT, NET	3,669,692	3,712,396
OTHER LONG-TERM LIABILITIES	49,287	80,962
DEFERRED TAX LIABILITIES	56,451	55,598
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR	262,357	270,477
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,475,924,523 and 1,630,924,523 shares issued; 1,465,100,753 and 1,617,989,293 shares outstanding, respectively	14,759	16,309
Treasury shares, at cost; 10,823,770 and 12,935,230 shares, respectively	(108)	(275)
Additional paid-in capital	2,783,062	3,075,459
Accumulated other comprehensive losses	(24,768)	(21,934)
Retained earnings	570,925	1,270,074
Total Melco Resorts & Entertainment Limited shareholders' equity	3,343,870	4,339,633
Noncontrolling interests	479,544	592,226
Total equity	3,823,414	4,931,859
TOTAL LIABILITIES AND EQUITY	$ 9,340,341	$ 10,262,309